Document and Entity Information	Feb. 27, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2024
Entity File Number	1-13653
Entity Registrant Name	AMERICAN FINANCIAL GROUP, INC.
Entity Central Index Key	0001042046
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1544320
Entity Address, Address Line One	301 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	579-2121
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AFG
Security Exchange Name	NYSE
5.875% Subordinated Debentures due March 30, 2059 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.875% Subordinated Debentures due March 30, 2059
Trading Symbol	AFGB
Security Exchange Name	NYSE
5.125% Subordinated Debentures due December 15, 2059 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.125% Subordinated Debentures due December 15, 2059
Trading Symbol	AFGC
Security Exchange Name	NYSE
5.625% Subordinated Debentures due June 1, 2060 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.625% Subordinated Debentures due June 1, 2060
Trading Symbol	AFGD
Security Exchange Name	NYSE
4.5% Subordinated Debentures due September 15, 2060 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.5% Subordinated Debentures due September 15, 2060
Trading Symbol	AFGE
Security Exchange Name	NYSE